SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 81,464	$ 86,831	$ 92,602
Long-lived assets	20,958	21,532
Israel [Member]
Revenues	20,860	18,975	13,577
Long-lived assets	3,701	3,641
Europe [Member]
Revenues	15,490	18,896	14,021
Long-lived assets	1,067	914
North America [Member]
Revenues	18,316	19,713	24,324
South And Latin America [Member]
Revenues	4,485	8,077	25,471
Africa [Member]
Revenues	13,970	11,144	7,126
Others [Member]
Revenues	8,343	10,026	$ 8,083
Long-lived assets	663	801
USA [Member]
Long-lived assets	1,980	2,177
Canada [Member]
Long-lived assets	$ 13,547	$ 13,999